Loans and borrowings (Details 1)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Packing Credit Borrowings USD [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	U.S
Borrowings, interest rate basis	[2]	-	6 Month SOFR + 10 bps to 65 bps
Borrowings RUB [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	RUB
Borrowings, interest rate basis	[2]	Key rate + 348 bps to 398 bps	Key rate + 470 bps to 590 bps
Borrowings MXN [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	MXN
Borrowings, interest rate basis	[2]	TIIE + 1.35%	TIIE + 1.35%
Borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR
Borrowings, interest rate basis	[2]	T-bill + 35 bps to 55 bps
Borrowings, interest rate	[2]		7.50%
Borrowings INR 1 [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, interest rate basis	[2]	Repo + 75 bps	T-bill + 35 bps to 70 bps
Borrowings BRL [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency		BRL
Borrowings, interest rate basis	[2]	CDI+1.55%	CDI+1.55%

[1]	“BRL” means Brazilian reals, “INR” means Indian rupees, “MXN” means Mexican pesos, “RUB” means Russian rubles and “U.S.$” means U.S. dollars.
[2]	“CDI” means Brazilian interbank deposit rate (Certificado de Depósito Interbancário), “Key rate” means the key interest rate published by the Central Bank of Russia, “REPO” means the “Repurchasing option” rate published by the Reserve Bank of India, “SOFR” means Secured Overnight Financing Rate, “T-bill” means India Treasury bill interest rate and “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio).